Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Net income (loss) in the year before tax	$ 330,956	$ (75,441)
Tax rate	27.00%	27.00%
Income tax expense (recovery) at statutory rate	$ 89,358	$ (20,369)
Difference in tax rate of foreign jurisdictions	(39,173)	6,964
Non deductible (taxable) items	2,143	(1,601)
Change in temporary differences not recognized	4,689	(4,667)
Change in tax law	0	2,999
Withholding taxes and other	7,033	9,023
Income tax expense	$ 64,050	$ (7,651)